UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2011 Semi-Annual Report to Shareholders

April 30, 2011

PowerShares Active AlphaQ Fund (PQY)

PowerShares Active Alpha Multi-Cap Fund (PQZ)

PowerShares Active Low Duration Fund (PLK)

PowerShares Active Mega Cap Fund (PMA)

PowerShares Active U.S. Real Estate Fund (PSR)

Table of Contents

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Actively Managed Funds

Schedules of Investments

PowerShares Active AlphaQ Fund (PQY)	6

PowerShares Active Alpha Multi-Cap Fund (PQZ)	8

PowerShares Active Low Duration Fund (PLK)	10

PowerShares Active Mega Cap Fund (PMA)	12

PowerShares Active U.S. Real Estate Fund (PSR)	14

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	23

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements	34

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PQY	PowerShares Active AlphaQ Fund	4/11/08	771	282	19	10	13	10	36
PQZ	PowerShares Active Alpha Multi-Cap Fund	4/11/08	771	225	26	16	6	6	14
PLK	PowerShares Active Low Duration Fund	4/11/08	771	202	66	52	8	6	22
PMA	PowerShares Active Mega-Cap Fund	4/11/08	771	308	14	11	7	6	15
PSR	PowerShares Active U.S. Real Estate Fund	11/20/08	615	235	14	11	8	6	55

	Closing Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PQY	348	16	16	6	5	10
PQZ	445	16	5	3	3	6
PLK	285	34	53	13	12	18
PMA	377	12	8	6	1	6
PSR	252	13	5	4	3	9

Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2011.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Active AlphaQ Fund Actual	$1,000.00	$1,132.95	0.75%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Active Alpha Multi-Cap Fund Actual	$1,000.00	$1,150.26	0.75%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Active Low Duration Fund Actual	$1,000.00	$998.94	0.29%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Active Mega Cap Fund Actual	$1,000.00	$1,189.74	0.75%	$4.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Active U.S. Real Estate Fund Actual	$1,000.00	$1,159.71	0.80%	$4.28
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365.

Portfolio Composition

PowerShares Active AlphaQ Fund

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Information Technology	59.1
Consumer Discretionary	15.9
Health Care	11.6
Financials	5.4
Telecommunication Services	5.3
Consumer Staples	2.7
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Active AlphaQ Fund

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—15.9%
13,354	Bed Bath & Beyond, Inc.*	$749,426
19,233	DIRECTV, Class A*	934,531
21,942	DISH Network Corp., Class A*	549,428
25,950	Expedia, Inc.	649,528
3,803	Netflix, Inc.*	884,844
13,811	O'Reilly Automotive, Inc.*	815,678
1,870	Priceline.com, Inc.*	1,022,909
		5,606,344
	Consumer Staples—2.7%
14,497	Hansen Natural Corp.*	958,977
	Financials—5.4%
7,505	Arch Capital Group Ltd.*	780,520
1,815	CME Group, Inc.	536,823
9,404	T. Rowe Price Group, Inc.	604,207
		1,921,550
	Health Care—11.6%
9,518	Biogen Idec, Inc.*	926,577
11,686	Celgene Corp.*	688,072
28,107	Mylan, Inc.*	700,426
9,083	Perrigo Co.	820,740
8,490	Teva Pharmaceutical Industries Ltd. ADR (Israel)	388,248
24,541	Warner Chilcott PLC, Class A (Ireland)	565,670
		4,089,733
	Information Technology—59.1%
19,565	Adobe Systems, Inc.*	656,406
10,702	Akamai Technologies, Inc.*	368,577
22,245	Altera Corp.	1,083,331
39,800	Applied Materials, Inc.	624,462
23,271	ARM Holdings PLC ADR (United Kingdom)	732,106

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology (Continued)
28,655	AsiaInfo-Linkage, Inc.*	$541,579
16,163	ASML Holding NV (Netherlands)	674,967
14,400	BMC Software, Inc.*	723,312
15,684	Broadcom Corp., Class A	551,763
16,415	Check Point Software Technologies Ltd. (Israel)*	901,676
25,732	Cisco Systems, Inc.	451,854
11,523	Cognizant Technology Solutions Corp., Class A*	955,257
25,519	eBay, Inc.*	877,853
6,508	F5 Networks, Inc.*	659,651
3,708	First Solar, Inc.*	517,525
10,959	Fiserv, Inc.*	671,896
1,066	Google, Inc., Class A*	580,011
12,885	Intuit, Inc.*	715,891
16,589	Linear Technology Corp.	577,297
36,456	Marvell Technology Group Ltd. (Bermuda)*	562,516
19,019	Microchip Technology, Inc.	780,540
73,059	Micron Technology, Inc.*	824,836
16,764	NetApp, Inc.*	871,393
35,398	Nuance Communications, Inc.*	732,739
21,343	Oracle Corp.	769,415
14,550	QUALCOMM, Inc.	827,022
11,508	Research In Motion Ltd. (Canada)*	559,864
13,851	SanDisk Corp.*	680,638
41,430	Telefonaktiebolaget LM Ericsson ADR (Sweden)	629,736
21,437	Xilinx, Inc.	747,294
		20,851,407
	Telecommunication Services—5.3%
5,722	Millicom International Cellular SA (Luxembourg)	619,921
15,020	NII Holdings, Inc.*	624,532

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active AlphaQ Fund

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services (Continued)
21,086	Vodafone Group PLC ADR (United Kingdom)	$614,024
		1,858,477
	Total Investments (Cost $27,914,493)—100.0%	35,286,488
	Liabilities in excess of other assets—(0.0%)	(3,306)
	Net Assets—100.0%	$35,283,182

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active Alpha Multi-Cap Fund

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Information Technology	59.0
Materials	17.3
Financials	8.2
Energy	8.0
Consumer Staples	2.6
Industrials	2.5
Health Care	2.5
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Consumer Staples—2.6%
1,651	Hansen Natural Corp.*	$109,213
	Energy—8.0%
945	Cimarex Energy Co.	104,507
1,989	Complete Production Services, Inc.*	67,507
2,626	Patterson-UTI Energy, Inc.	81,695
2,789	RPC, Inc.	75,442
		329,151
	Financials—8.2%
4,838	Blackstone Group LP (The)	91,632
2,889	EZCORP, Inc., Class A*	90,975
3,041	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	85,604
598	IntercontinentalExchange, Inc.*	71,969
		340,180
	Health Care—2.5%
4,190	Mylan, Inc.*	104,415
	Industrials—2.5%
5,334	Seaspan Corp. (Hong Kong)	101,506
	Information Technology—59.0%
3,671	Advanced Energy Industries, Inc.*	51,945
2,167	Aixtron SE ADR (Germany)	91,989
5,198	Applied Materials, Inc.	81,557
4,417	AsiaInfo-Linkage, Inc.*	83,481
3,180	Avago Technologies Ltd. (Singapore)	106,403
1,396	Cognizant Technology Solutions Corp., Class A*	115,728
2,278	DG FastChannel, Inc.*	83,352
2,901	Ebix, Inc.*	66,288
6,603	Entropic Communications, Inc.*	57,842

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology (Continued)
9,633	GT Solar International, Inc.*	$107,601
9,637	JA Solar Holdings Co. Ltd. ADR (China)*	66,206
2,323	JDA Software Group, Inc.*	76,125
2,956	JinkoSolar Holding Co. Ltd. ADR (Cayman Islands)*	80,255
2,014	KLA-Tencor Corp.	88,415
1,284	Lam Research Corp.*	62,030
6,366	LDK Solar Co. Ltd. ADR (China)*	73,527
2,048	Microchip Technology, Inc.	84,050
1,689	NetEase.com, Inc. ADR (China)*	83,234
2,718	Netlogic Microsystems, Inc.*	117,227
2,271	Novellus Systems, Inc.*	72,899
8,277	PMC - Sierra, Inc.*	66,382
9,036	Renesola Ltd. ADR (British Virgin Islands)*	82,951
1,306	Research In Motion Ltd. (Canada)*	63,537
2,918	Rubicon Technology, Inc.*	83,192
3,428	Semtech Corp.*	96,224
3,588	SouFun Holdings Ltd. ADR (Cayman Islands)*	82,703
5,136	Teradyne, Inc.*	82,690
3,021	Trina Solar Ltd. ADR (Cayman Islands)*	86,068
1,503	Veeco Instruments, Inc.*	76,848
5,543	Yingli Green Energy Holding Co. Ltd. ADR (China)*	69,454
		2,440,203
	Materials—17.3%
1,434	Barrick Gold Corp. (Canada)	73,148
552	CF Industries Holdings, Inc.	78,136
949	Cliffs Natural Resources, Inc.	88,940
4,286	Gold Fields Ltd. ADR (South Africa)	76,462
4,268	IAMGOLD Corp. (Canada)	88,561
1,382	Newmont Mining Corp.	80,999

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active Alpha Multi-Cap Fund

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials (Continued)
2,228	Vale SA ADR (Brazil)	$74,415
562	Walter Energy, Inc.	77,680
5,874	Yamana Gold, Inc. (Canada)	74,659
		713,000
	Total Investments (Cost $3,665,641)—100.1%	4,137,668
	Liabilities in excess of other assets—(0.1%)	(4,316)
	Net Assets—100.0%	$4,133,352

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active Low Duration Fund

Duration Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Maturing in less than 1 Year	5.2
Maturing in 1 to 5 Years	90.4
Maturing in 6 to 10 Years	3.8
Other assets less liabilities	0.6

Schedule of Investments

PowerShares Active Low Duration Fund

April 30, 2011 (Unaudited)

Principal Amount		Value
	Long-Term Investments—94.2%
	Corporate Bonds—9.4%
$75,000	Anheuser-Busch InBev Worldwide, Inc. 2.875%, 02/15/16	$75,700
50,000	Arcelormittal (Luxembourg) 3.750%, 08/05/15	51,284
50,000	Bank of America Corp. 3.700%, 09/01/15	51,033
100,000	Citigroup Funding, Inc. 1.875%, 10/22/12	102,040
80,000	Citigroup Funding, Inc. 2.250%, 12/10/12	82,186
50,000	Corn Products International, Inc. 4.625%, 11/01/20	50,191
50,000	CSX Corp. 3.700%, 10/30/20	47,927
50,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc.
	7.625%, 05/15/16	55,183
50,000	Discovery Communications LLC 3.700%, 06/01/15	52,241
60,000	Enterprise Products Operating LLC 3.200%, 02/01/16	60,617
70,000	L-3 Communications Corp. 4.950%, 02/15/21	71,785
50,000	PNC Funding Corp. 4.375%, 08/11/20	50,557
50,000	Raytheon Co. 1.625%, 10/15/15	48,347
50,000	Southern Power Co., Series D 4.875%, 07/15/15	54,162
70,000	Thermo Fisher Scientific, Inc. 4.500%, 03/01/21	72,345
25,000	Union Pacific Corp. 4.000%, 02/01/21	24,989
70,000	UnitedHealth Group, Inc. 3.875%, 10/15/20	68,053
50,000	Wells Fargo & Co. 2.125%, 06/15/12	51,046
		1,069,686

Principal Amount		Value
	Long-Term Investments (Continued)
	United States Government and Agency Obligations—84.8%
	Federal Farm Credit Banks—1.8%
$200,000	1.625%, 11/19/14	$201,366
	Federal Home Loan Banks—1.1%
125,000	1.375%, 05/28/14	125,550
	Federal Home Loan Mortgage Corporation—10.0%
200,000	0.625%, 12/28/12	200,306
200,000	1.125%, 07/27/12	201,728
700,000	4.125%, 12/21/12	740,636
		1,142,670
	Federal National Mortgage Association—2.6%
300,000	1.125%, 07/30/12, Series 1	302,748
	United States Treasury Notes—69.3%
300,000	0.625%, 02/28/13	300,481
875,000	0.750%, 12/15/13	872,608
650,000	1.000%, 01/15/14	651,879
745,000	1.125%, 06/15/13	752,276
385,000	1.375%, 05/15/12	389,437
600,000	1.375%, 09/15/12	608,461
145,000	1.375%, 10/15/12	147,096
130,000	1.375%, 01/15/13	131,980
285,000	1.375%, 03/15/13	289,354
250,000	1.375%, 05/15/13	253,809
195,000	1.500%, 07/15/12	197,857
700,000	1.875%, 06/15/12	712,578
890,000	2.125%, 05/31/15(a)	910,093
800,000	3.625%, 05/15/13	849,062
800,000	4.250%, 09/30/12	844,062
		7,911,033
	Total United States Government and Agency Obligations	9,683,367
	Total Long-Term Investments (Cost $10,669,426)	10,753,053

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active Low Duration Fund

April 30, 2011 (Unaudited)

Principal Amount		Value
	Short-Term Investments—5.2%
	Corporate Bonds—1.3%
$100,000	Citibank NA, Series 1 1.500%, 07/12/11	$100,270
50,000	Morgan Stanley 2.250%, 03/13/12	50,834
		151,104
	United States Treasury Notes—3.9%
340,000	1.375%, 03/15/12	343,453
96,000	4.875%, 05/31/11	96,389
		439,842
	Total Short-Term Investments (Cost $584,967)	590,946
	Total Investments (Cost $11,254,393)—99.4%	11,343,999
	Other assets less liabilities—0.6%	63,973
	Net Assets—100.0%	$11,407,972

Notes to Schedule of Investments:

(a)  All or a portion of the value was pledged as collateral for financial futures contracts. See Note 2H and Note 5.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active Mega Cap Fund

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Information Technology	28.4
Health Care	24.5
Energy	22.1
Financials	11.5
Telecommunication Services	5.8
Materials	3.5
Consumer Discretionary	3.2
Industrials	1.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Active Mega Cap Fund

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—3.2%
1,608	Comcast Corp., Class A	$42,194
8,672	Ford Motor Co.*	134,156
		176,350
	Energy—22.1%
2,641	Chevron Corp.	289,031
3,984	ConocoPhillips	314,457
2,247	Devon Energy Corp.	204,477
2,178	Exxon Mobil Corp.	191,664
4,337	Marathon Oil Corp.	234,372
		1,234,001
	Financials—11.5%
1,007	American Express Co.	49,424
988	Berkshire Hathaway, Inc., Class B*	82,300
2,138	Capital One Financial Corp.	117,013
64	Chubb Corp. (The)	4,172
12,117	Citigroup, Inc.*	55,617
1,083	JPMorgan Chase & Co.	49,417
81	Public Storage REIT	9,502
160	Simon Property Group, Inc. REIT	18,326
742	State Street Corp.	34,540
1,620	Travelers Cos., Inc. (The)	102,514
4,027	Wells Fargo & Co.	117,226
		640,051
	Health Care—24.5%
1,029	Aetna, Inc.	42,580
4,652	Amgen, Inc.*	264,466
1,083	Biogen Idec, Inc.*	105,430
3,495	Bristol-Myers Squibb Co.	98,209
2,259	Cardinal Health, Inc.	98,696
6,453	Eli Lilly & Co.	238,826
10,783	Pfizer, Inc.	226,012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care (Continued)
5,716	UnitedHealth Group, Inc.	$281,399
136	WellPoint, Inc.	10,443
		1,366,061
	Industrials—1.0%
2,624	General Electric Co.	53,661
	Information Technology—28.4%
652	Accenture PLC, Class A (Ireland)	37,249
558	Apple, Inc.*	194,312
12,718	Applied Materials, Inc.	199,546
9,631	Cisco Systems, Inc.	169,120
14,355	Dell, Inc.*	222,646
8,887	Intel Corp.	206,090
1,109	International Business Machines Corp.	189,173
8,457	Microsoft Corp.	220,051
5,845	Symantec Corp.*	114,854
895	Texas Instruments, Inc.	31,799
		1,584,840
	Materials—3.5%
1,269	E.I. du Pont de Nemours & Co.	72,066
2,262	Freeport-McMoRan Copper & Gold, Inc.	124,478
		196,544
	Telecommunication Services—5.8%
2,829	AT&T, Inc.	88,039
3,689	Sprint Nextel Corp.*	19,109
5,726	Verizon Communications, Inc.	216,328
		323,476
	Total Investments (Cost $4,808,609)—100.0%	$5,574,984
	Liabilities in excess of other assets—(0.0%)	(322)
	Net Assets—100.0%	$5,574,662

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active Mega Cap Fund

April 30, 2011 (Unaudited)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active U.S. Real Estate Fund

Property Type and Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Diversified	17.9
Apartments	17.6
Regional Malls	13.1
Office Property	12.6
Health Care	11.8
Storage	7.5
Hotels	7.2
Shopping Centers	6.1
Warehouse/Industrial	5.1
Single Tenant	1.1
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Active U.S. Real Estate Fund

April 30, 2011 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts and Other Equity Interests—100.0%
	Apartments—17.6%
6,105	American Campus Communities, Inc.	$214,591
3,787	Associated Estates Realty Corp.	63,016
7,881	AvalonBay Communities, Inc.	997,813
6,388	Camden Property Trust	400,847
26,913	Equity Residential	1,607,244
2,868	Essex Property Trust, Inc.	388,557
3,477	Home Properties, Inc.	220,442
3,270	Mid-America Apartment Communities, Inc.	218,599
		4,111,109
	Diversified—17.9%
8,367	Digital Realty Trust, Inc.	504,865
5,570	DuPont Fabros Technology, Inc.	136,242
10,456	Liberty Property Trust	367,738
7,758	Plum Creek Timber Co., Inc.	334,292
2,007	Potlatch Corp.	77,651
1,694	PS Business Parks, Inc.	102,080
4,907	Rayonier, Inc.	325,629
16,654	Vornado Realty Trust	1,610,109
6,033	Washington Real Estate Investment Trust	195,469
23,017	Weyerhaeuser Co.	529,621
		4,183,696
	Health Care—11.8%
15,929	HCP, Inc.	631,107
15,755	Health Care REIT, Inc.	847,146
2,412	LTC Properties, Inc.	70,961
11,558	Nationwide Health Properties, Inc.	506,241
12,987	Senior Housing Properties Trust	308,052
6,997	Ventas, Inc.	391,342
		2,754,849

Number of Shares		Value
	Real Estate Investment Trusts and Other Equity Interests (Continued)
	Hotels—7.2%
11,295	Hospitality Properties Trust	$272,774
62,292	Host Hotels & Resorts, Inc.	1,108,175
6,935	LaSalle Hotel Properties	195,151
10,804	Sunstone Hotel Investors, Inc.*	113,010
		1,689,110
	Office Property—12.6%
5,051	Alexandria Real Estate Equities, Inc.	414,940
11,977	BioMed Realty Trust, Inc.	237,624
12,987	Boston Properties, Inc.	1,357,531
8,426	Douglas Emmett, Inc.	175,345
6,554	Highwoods Properties, Inc.	241,842
4,787	Kilroy Realty Corp.	200,767
15,807	Piedmont Office Realty Trust, Inc., Class A	314,559
		2,942,608
	Regional Malls—13.1%
20,566	General Growth Properties, Inc.	343,452
23,603	Simon Property Group, Inc.	2,703,488
		3,046,940
	Shopping Centers—6.1%
5,634	Federal Realty Investment Trust	493,313
37,153	Kimco Realty Corp.	725,970
7,372	Tanger Factory Outlet Centers, Inc.	203,688
		1,422,971
	Single Tenant—1.1%
2,262	Getty Realty Corp.	57,477
7,627	National Retail Properties, Inc.	200,895
		258,372

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active U.S. Real Estate Fund

April 30, 2011 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts and Other Equity Interests (Continued)
	Storage—7.5%
8,006	Extra Space Storage, Inc.	$173,330
11,684	Public Storage	1,370,650
2,517	Sovran Self Storage, Inc.	107,677
8,778	U-Store-It Trust	99,718
		1,751,375
	Warehouse/Industrial—5.1%
15,391	AMB Property Corp.	560,233
22,462	DCT Industrial Trust, Inc.	130,504
2,455	EastGroup Properties, Inc.	113,077
24,437	ProLogis	398,079
		1,201,893
	Total Investments (Cost $20,239,374)—100.0%	23,362,923
	Liabilities in excess of other assets—(0.0%)	(8,469)
	Net Assets—100.0%	$23,354,454

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	PowerShares Active AlphaQ Fund	PowerShares Active Alpha Multi-Cap Fund	PowerShares Active Low Duration Fund	PowerShares Active Mega Cap Fund	PowerShares Active U.S. Real Estate Fund
ASSETS:
Investments, at value	$35,286,488	$4,137,668	$11,343,999	$5,574,984	$23,362,923
Receivables:
Dividends and interest	23,286	954	70,635	3,605	20,755
Investments sold	—	—	—	658,461	—
Total Assets	35,309,774	4,138,622	11,414,634	6,237,050	23,383,678
LIABILITIES:
Due to custodian	5,426	3,058	3,073	944	15,240
Payables:
Variation margin	—	—	875	—	—
Investments purchased	—	—	—	658,122	—
Accrued unitary management fees	21,166	2,212	2,714	3,322	13,984
Total Liabilities	26,592	5,270	6,662	662,388	29,224
NET ASSETS	$35,283,182	$4,133,352	$11,407,972	$5,574,662	$23,354,454
NET ASSETS CONSIST OF:
Shares of beneficial interest	$29,068,344	$8,603,066	$11,378,131	$5,226,926	$18,842,252
Undistributed net investment income (loss)	(21,313)	(13,918)	(32,899)	5,721	(7,250)
Undistributed net realized gain (loss)	(1,135,844)	(4,927,823)	(18,158)	(424,360)	1,395,903
Net unrealized appreciation	7,371,995	472,027	80,898	766,375	3,123,549
Net Assets	$35,283,182	$4,133,352	$11,407,972	$5,574,662	$23,354,454
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,150,000	200,000	450,000	200,000	450,000
Net asset value	$30.68	$20.67	$25.35	$27.87	$51.90
Share price	$30.68	$20.65	$25.34	$27.86	$51.94
Investments, at cost	$27,914,493	$3,665,641	$11,254,393	$4,808,609	$20,239,374

See Notes to Financial Statements.

Statements of Operations

Six Months Ended April 30, 2011 (Unaudited)

	PowerShares Active AlphaQ Fund	PowerShares Active Alpha Multi-Cap Fund	PowerShares Active Low Duration Fund	PowerShares Active Mega Cap Fund	PowerShares Active U.S. Real Estate Fund
INVESTMENT INCOME:
Dividend income	$90,343	$5,385	$—	$36,699	$187,885
Interest income	—	—	65,270	—	—
Foreign withholding tax	(3,579)	(230)	—	—	—
Total Income	86,764	5,155	65,270	36,699	187,885
EXPENSES:
Unitary management fees	112,326	11,283	15,618	15,841	71,990
Net Investment Income (Loss)	(25,562)	(6,128)	49,652	20,858	115,895
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	316,699	74,905	(6,884)	23,479	(28,297)
Futures contracts	—	—	(3,218)	—	—
In-kind redemptions	—	—	—	212,448	1,493,911
Net realized gain (loss)	316,699	74,905	(10,102)	235,927	1,465,614
Net change in unrealized appreciation (depreciation) on:
Investments	3,486,511	374,521	(31,086)	467,152	1,052,026
Futures contracts	—	—	(14,801)	—	—
Net unrealized appreciation (depreciation)	3,486,511	374,521	(45,887)	467,152	1,052,026
Net realized and unrealized gain (loss)	3,803,210	449,426	(55,989)	703,079	2,517,640
Net increase (decrease) in net assets resulting from operations	$3,777,648	$443,298	$(6,337)	$723,937	$2,633,535

See Notes to Financial Statements.

Statements of Changes in Net Assets

	PowerShares Active AlphaQ Fund		PowerShares Active Alpha Multi-Cap Fund		PowerShares Active Low Duration Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income (loss)	$(25,562)	$159,884	$(6,128)	$6,077	$49,652	$74,284
Net realized gain (loss)	316,699	760,034	74,905	1,404,991	(10,102)	69,795
Net change in unrealized appreciation (depreciation)	3,486,511	3,252,736	374,521	(634,787)	(45,887)	48,491
Net increase (decrease) in net assets resulting from operations	3,777,648	4,172,654	443,298	776,281	(6,337)	192,570
Undistributed net investment income (loss) included in the price of units issued and redeemed	12,952	149	(3,472)	(3,588)	(9,953)	(22,906)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(168,587)	—	(10,914)	(11,250)	(72,598)	(114,694)
Capital gains	—	—	—	—	(16,912)	—
Total distributions to shareholders	(168,587)	—	(10,914)	(11,250)	(89,510)	(114,694)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,149,540	18,617,248	995,508	5,425,178	1,268,187	3,813,905
Value of shares repurchased	—	(2,279,940)	—	(8,147,598)	—	(1,273,875)
Net income (loss) equalization	(12,952)	(149)	3,472	3,588	9,953	22,906
Net increase (decrease) in net assets resulting from shares transactions	7,136,588	16,337,159	998,980	(2,718,832)	1,278,140	2,562,936
Increase (Decrease) in Net Assets	10,758,601	20,509,962	1,427,892	(1,957,389)	1,172,340	2,617,906
NET ASSETS:
Beginning of period	24,524,581	4,014,619	2,705,460	4,662,849	10,235,632	7,617,726
End of period	$35,283,182	$24,524,581	$4,133,352	$2,705,460	$11,407,972	$10,235,632
Undistributed net investment income (loss) at end of period	$(21,313)	$159,884	$(13,918)	$6,596	$(32,899)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	250,000	800,000	50,000	300,000	50,000	150,000
Shares repurchased	—	(100,000)	—	(450,000)	—	(50,000)
Shares outstanding, beginning of period	900,000	200,000	150,000	300,000	400,000	300,000
Shares outstanding, end of period	1,150,000	900,000	200,000	150,000	450,000	400,000

See Notes to Financial Statements.

	PowerShares Active Mega Cap Fund		PowerShares Active U.S. Real Estate Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income (loss)	$20,858	$42,816	$115,895	$308,546
Net realized gain (loss)	235,927	164,040	1,465,614	2,198,949
Net change in unrealized appreciation (depreciation)	467,152	222,049	1,052,026	1,448,141
Net increase (decrease) in net assets resulting from operations	723,937	428,905	2,633,535	3,955,636
Undistributed net investment income (loss) included in the price of units issued and redeemed	5,894	—	(24,092)	170,476
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(51,032)	(27,071)	(228,256)	(201,786)
Capital gains	—	—	—	—
Total distributions to shareholders	(51,032)	(27,071)	(228,256)	(201,786)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,578,243	8,017,429	11,830,965	27,682,956
Value of shares repurchased	(6,236,708)	(8,017,429)	(11,320,088)	(19,251,792)
Net income (loss) equalization	(5,894)	—	24,092	(170,476)
Net increase (decrease) in net assets resulting from shares transactions	1,335,641	—	534,969	8,260,688
Increase (Decrease) in Net Assets	2,014,440	401,834	2,916,156	12,185,014
NET ASSETS:
Beginning of period	3,560,222	3,158,388	20,438,298	8,253,284
End of period	$5,574,662	$3,560,222	$23,354,454	$20,438,298
Undistributed net investment income (loss) at end of period	$5,721	$30,001	$(7,250)	$129,203
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	300,000	250,000	700,000
Shares repurchased	(250,000)	(300,000)	(250,000)	(500,000)
Shares outstanding, beginning of period	150,000	150,000	450,000	250,000
Shares outstanding, end of period	200,000	150,000	450,000	450,000

Financial Highlights

PowerShares Active AlphaQ Fund

	Six Months Ended April 30, 2011	Year Ended October 31,				For the Period April 8, 2008* through
	(Unaudited)	2010		2009		October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.25	$20.07		$17.56		$25.00
Net investment income (loss)**	(0.02)	0.23	†††	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	3.63	6.95		2.55		(7.42)
Total from investment operations	3.61	7.18		2.52		(7.44)
Distributions to shareholders from:
Net investment income	(0.18)	—		—		—
Return of capital	—	—		(0.1)		—
Total distributions	(0.18)	—		(0.1)		—
Net asset value at end of period	$30.68	$27.25		$20.07		$17.56
Share price at end of period***	$30.68	$27.27		$20.04		$17.57
NET ASSET VALUE, TOTAL RETURN****	13.30%	35.78%		14.38%		(29.76	)%(a)
SHARE PRICE TOTAL RETURN****	13.21%	36.08%		14.15%		(29.72	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,283	$24,525		$4,015		$3,512
Ratio to average net assets of:
Expenses	0.75%†	0.75%		0.75%		0.75	%†
Net investment income (loss)	(0.17)%†	0.96	%†††	(0.17)%		(0.14	)%†
Portfolio turnover rate ††	8%	64%		153%		90%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.00	(b)	$(0.00	)(b)	$0.01

PowerShares Active Alpha Multi-Cap Fund

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period April 8, 2008* through
	(Unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.04	$15.54	$15.20	$25.00
Net investment income (loss)**	(0.04)	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	2.74	2.51	0.33	(9.81)
Total from investment operations	2.70	2.54	0.37	(9.80)
Distributions to shareholders from:
Net investment income	(0.07)	(0.04)	(0.03)	—
Net asset value at end of period	$20.67	$18.04	$15.54	$15.20
Share price at end of period***	$20.65	$18.04	$15.54	$15.15
NET ASSET VALUE, TOTAL RETURN****	15.03%	16.35%	2.49%	(39.20	)%(c)
SHARE PRICE TOTAL RETURN****	14.92%	16.35%	2.82%	(39.40	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,133	$2,705	$4,663	$6,080
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75	%†
Net investment income (loss)	(0.41)%†	0.17%	0.32%	0.05	%†
Portfolio turnover rate ††	38%	108%	197%	89%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.02)	$(0.01)	$0.04

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $8.50 per share owned of Warner Chilcott PLC Class A on September 9, 2010. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.01) and (0.03)%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was (28.70)%. The share price total return from Fund inception to October 31, 2008 was (28.69)%.

(b)  Amount represents less than $0.005.

(c)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was (38.16)%. The share price total return from Fund inception to October 31, 2008 was (38.37)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Active Low Duration Fund

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period April 8, 2008* through
	(Unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.59	$25.39	$24.98	$25.00
Net investment income**	0.12	0.24	0.29	0.28
Net realized and unrealized gain (loss) on investments	(0.15)	0.36	0.52	(0.01)
Total from investment operations	(0.03)	0.60	0.81	0.27
Distribution to shareholders from:
Net investment income	(0.17)	(0.40)	(0.35)	(0.28)
Capital gains	(0.04)	—	—	—
Return of capital	—	—	(0.05)	(0.01)
Total distributions	(0.21)	(0.40)	(0.40)	(0.29)
Net asset value at end of period	$25.35	$25.59	$25.39	$24.98
Share price at end of period***	$25.34	$25.55	$25.23	$24.60
NET ASSET VALUE, TOTAL RETURN****	(0.11)%	2.37%	3.27%	1.08	%(a)
SHARE PRICE TOTAL RETURN****	0.01%	2.86%	4.20%	(0.45	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,408	$10,236	$7,618	$2,498
Ratio to average net assets of:
Expenses	0.29%†	0.29%	0.29%	0.29	%†
Net investment income	0.92%†	0.94%	1.17%	1.99	%†
Portfolio turnover rate ††	51%	58%	295%	296%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.07)	$(0.03)	$0.00	(b)

PowerShares Active Mega Cap Fund

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period April 8, 2008* through
	(Unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.73	$21.06	$18.24	$25.00
Net investment income**	0.13	0.29	0.26	0.17
Net realized and unrealized gain (loss) on investments	4.33	2.57	2.86	(6.93)
Total from investment operations	4.46	2.86	3.12	(6.76)
Distributions to shareholders from:
Net investment income	(0.32)	(0.19)	(0.30)	—
Net asset value at end of period	$27.87	$23.73	$21.06	$18.24
Share price at end of period***	$27.86	$23.75	$21.04	$18.23
NET ASSET VALUE, TOTAL RETURN****	18.97%	13.58%	17.37%	(27.04	)%(c)
SHARE PRICE TOTAL RETURN****	18.83%	13.77%	17.29%	(27.08	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,575	$3,560	$3,158	$1,824
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75	%†
Net investment income	0.99%†	1.26%	1.38%	1.30	%†
Portfolio turnover rate ††	37%	58%	87%	41%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.04	$—	$0.07	$(0.00	)(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was 0.88%. The share price total return from Fund inception to October 31, 2008 was (0.89)%.

(b)  Amount represents less than $0.005

(c)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was (26.27)%. The share price total return from Fund inception to October 31, 2008 was (26.31)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Active U.S. Real Estate Fund

	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	For the Period November 19, 2008* through October 31, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$45.42	$33.01	$21.66
Net investment income**	0.30	1.07	0.72
Net realized and unrealized gain on investments	6.83	12.06	11.21
Total from investment operations	7.13	13.13	11.93
Distribution to shareholders from:
Net investment income	(0.65)	(0.72)	(0.58)
Net asset value at end of period	$51.90	$45.42	$33.01
Share price at end of period***	$51.94	$45.42	$33.05
NET ASSET VALUE, TOTAL RETURN****	15.97%	40.16%	55.56	%(a)
SHARE PRICE TOTAL RETURN****	16.06%	39.98%	55.70	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,354	$20,438	$8,253
Ratio to average net assets of:
Expenses	0.80%†	0.80%	0.80	%†
Net investment income	1.29%†	2.65%	2.83	%†
Portfolio turnover rate ††	9%	20%	46%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$0.59	$0.71

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (November 20, 2008, first day of trading on the exchange) to October 31, 2009 was 67.47%. The share price total return from Fund Inception to October 31, 2009 was 68.71%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2011 (Unaudited)

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust") was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Active AlphaQ Fund	"Active AlphaQ Fund"

PowerShares Active Alpha Multi-Cap Fund	"Active Alpha Multi-Cap Fund"

PowerShares Active Low Duration Fund	"Active Low Duration Fund"

PowerShares Active Mega Cap Fund	"Active Mega Cap Fund"

PowerShares Active U.S. Real Estate Fund	"Active U.S. Real Estate Fund"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for a basket of securities, except with respect to Active Low Duration Fund for which Creation Units are issued and redeemed primarily for cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for each of the Active AlphaQ Fund and Active Alpha Multi-Cap Fund is long-term capital appreciation. The investment objective for the Active Low Duration Fund is total return. Active Mega Cap Fund's investment objective is long-term growth of capital. The investment objective for Active U.S. Real Estate Fund is high total return through growth of capital and current income.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2011 (Unaudited)

based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2011 (Unaudited)

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Non-Diversified Fund Risk. The Active Low Duration Fund, Active Mega Cap Fund and Active U.S. Real Estate Fund are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities.

Cash Transactions Risk. With respect to Active Low Duration Portfolio, unlike most exchange-traded funds ("ETFs"), the Fund currently effects creations and redemptions primarily for cash, rather than primarily in-kind because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

Risk of Deviation between Market Price and NAV. Unlike conventional ETFs, each Fund is not an index fund. Each Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per Share. Given the high level of transparency of each Fund's holdings, the Adviser believes that the trading experience of the Fund should be similar to that of index based ETFs. However, actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Derivatives Risk. The Active Low Duration Portfolio may invest in derivatives. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. The Fund's investments in derivatives could lose more than the cash amount invested and incur higher taxes.

Risks of Investing in the Real Estate Industry. The Active U.S. Real Estate Fund invests in securities issued by companies in the real estate industry. These investments may be affected by economic, legal, cultural, environment or technological factors that affect the property values, rents or occupancies of real estate. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate, including, but not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2011 (Unaudited)

Risks of Investing in U.S. Treasury Futures. The Active Low Duration Portfolio may invests in futures contracts on U.S. Treasury securities to manage interest rate risk. These futures contracts enable the Fund to buy or sell a U.S. Treasury security in the future at an agreed-upon price, and require special skills and knowledge of investment techniques. If the Fund enters into a futures contract on U.S. Treasury securities at the wrong time or judges market conditions incorrectly, the use of such derivatives may significantly reduce the Fund's return.

Leverage Risk. The Active Low Duration Portfolio may engage in transactions, including the use of derivatives, that may give rise to a form of leverage, which may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve their intended objective.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the returns for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized and/or accreted for financial purposes. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers (as defined below) and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the Active Low Duration Fund, which declares and pays dividends monthly and Active U.S. Real Estate Fund which declares and pays dividends quarterly) declares and pays dividends

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2011 (Unaudited)

from net investment income, if any, to its shareholders annually and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Futures Contracts

The Active Low Duration Portfolio may enter into U.S. futures contracts to simulate full investment in securities, to facilitate trading or to reduce transaction costs. With respect to the Active Low Duration Fund, the Fund invests in futures contracts on U.S. Treasury securities to manage interest rate risk and may do so with respect to the entire portfolio. A futures contract is an agreement between two parties to purchase or sell a specified underlying security or index for a specified price at a future date. The Fund will only enter into futures contracts that are traded on a U.S. exchange and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. With respect to futures on U.S. Treasury securities, the Fund could experience losses if the U.S. Treasury securities underlying futures contracts are not closely correlated with the securities held by the Fund. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2011 (Unaudited)

Funds' investments, managing the Funds' business affairs, providing certain clerical, bookkeeping and other administrative services and oversight of AER Advisors, Inc. ("AER"), Invesco Advisers, Inc. ("Invesco Advisers"), Invesco Asset Management Deutschland GmbH ("Invesco Deutschland"), Invesco Asset Management Limited ("Invesco Asset Management"), Invesco Asset Management (Japan) Limited ("Invesco Japan"), Invesco Australia Limited ("Invesco Australia"), Invesco Hong Kong Limited ("Invesco Hong Kong"), Invesco Senior Secured Management, Inc. ("Invesco Senior Secured") and Invesco Trimark Ltd. ("Invesco Trimark") (collectively the "Sub-Advisers"). Except for AER, all other Sub-Advisers are affiliates of the Adviser. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee and the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active AlphaQ Fund	0.75%
Active Alpha Multi-Cap Fund	0.75%
Active Low Duration Fund	0.29%
Active Mega Cap Fund	0.75%
Active U.S. Real Estate Fund	0.80%

The Adviser has entered into an Investment Sub-Advisory Agreement with AER, the Sub-Adviser for the Active AlphaQ Fund and Active Alpha Multi-Cap Fund, and an Investment Sub-Advisory Agreement with Invesco Advisers, Invesco Deutschland, Invesco Asset Management, Invesco Japan, Invesco Australia, Invesco Hong Kong, Invesco Senior Secured and Invesco Trimark, the Sub-Advisers, for Active Mega Cap Fund, Active Low Duration Fund and Active U.S. Real Estate Fund. The sub-advisory fee is paid by the Adviser to the Sub-Advisers at the following annual rates:

Sub-adviser/Fund	Sub-advisory fee
AER/Active AlphaQ Fund and Active Alpha Multi-Cap Fund	0.20% of the Fund's average daily net assets.

Invesco Advisers, Invesco Deutschland, Invesco Asset Management, Invesco Japan, Invesco Australia, Invesco Hong Kong, Invesco Senior Secured and Invesco Trimark/Active Low Duration Fund, Active Mega Cap Fund and Active U.S. Real Estate Fund	40% of the Adviser's compensation of the sub-advised assets.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2011 (Unaudited)

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the six-month period ended April 30, 2011, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Active Low Duration Fund
Corporate Debt Securities	$—	$1,220,790	$—	$1,220,790
U.S. Government Sponsored Agency Securities	—	1,772,334	—	1,772,334
U.S. Treasury Securities	—	8,350,875	—	8,350,875
Futures Contracts*	(8,708)	—	—	(8,708)
Total Investments	$(8,708)	$11,343,999	$—	$11,335,291

* Unrealized appreciation (depreciation).

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2011 (Unaudited)

Note 5. Derivative Investments

Each Fund has implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Active Low Duration Fund
Interest rate risk
Futures contracts(a)	$2,183	$(10,891)

(a) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six-month period ended April 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts*
Active Low Duration Fund
Realized Gain (Loss)
Interest rate risk	$(3,218)
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(14,801)
Total	$(18,019)

* The average value of outstanding futures during the period was $2,324,905.

Open Futures Contracts
Active Low Duration Fund Contract	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes	2	June-2011/Long	$438,250	$2,183
U.S. Treasury 10 Year Notes	5	June-2011/Short	(605,703)	(10,891)
Total Futures Contracts			$(167,453)	$(8,708)

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2011 (Unaudited)

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2010, which expire on October 31 of each year listed below:

	2016	2017	2018	Total*
Active AlphaQ Fund	$445,017	$1,007,502	$—	$1,452,519
Active Alpha Multi-Cap Fund	1,578,707	3,424,057	—	5,002,764
Active Low Duration Fund	—	—	—	—
Active Mega Cap Fund	125,775	413,231	110,056	649,062
Active U.S. Real Estate Fund	—	21,893	31,103	52,996

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the six-month period ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Government securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Active AlphaQ Fund	$2,309,793	$2,491,379
Active Alpha Multi-Cap Fund	1,162,306	1,182,723
Active Low Duration Fund	1,217,731	4,510,197
Active Mega Cap Fund	1,590,012	1,585,836
Active U.S. Real Estate Fund	1,716,394	2,060,505

For the six-month period ended April 30, 2011, the cost of securities purchased and the proceeds from sales of U.S. Government securities for the Active Low Duration Fund amounted to $5,455,397 and $849,740, respectively.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2011 (Unaudited)

For the six-month period ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Active AlphaQ Fund	$7,136,872	$—
Active Alpha Multi-Cap Fund	1,000,582	—
Active Low Duration Fund	—	—
Active Mega Cap Fund	2,223,034	871,601
Active U.S. Real Estate Fund	11,677,653	10,914,349

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At April 30, 2011, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Active AlphaQ Fund	$27,914,517	$7,371,971	$8,185,578	$(813,607)
Active Alpha Multi-Cap Fund	3,665,645	472,023	534,878	(62,855)
Active Low Duration Fund	11,256,353	87,646	94,800	(7,154)
Active Mega Cap Fund	4,820,093	754,891	774,632	(19,741)
Active U.S. Real Estate Fund	20,256,089	3,106,834	3,128,831	(21,997)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Except for Active Low Duration Fund, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2011 (Unaudited)

Participant or as a result of other market circumstances. Active Low Duration Fund issues and redeems Shares primarily for cash.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

At its quarterly meeting on June 21, 2011, the Board of Trustees of the Trust approved the liquidation of Active AlphaQ Fund and Active Alpha Multi-Cap Fund. The Funds' last day of trading is expected to be September 30, 2011. Investors who have elected not to sell their shares before September 30, 2011, will receive liquidation proceeds on or about October 6, 2011.

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the following agreements on behalf of PowerShares Active AlphaQ Fund, PowerShares Active Alpha Multi-Cap Fund (collectively, the "AER Funds"), PowerShares Active Mega Cap Fund, PowerShares Active Low Duration Fund and PowerShares Active U.S. Real Estate Fund (collectively, the "Invesco Funds") (the AER Funds and the Invesco Funds may be referred to herein each as a "Fund" and collectively as the "Funds"), as applicable:

•  the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for each Fund;

•  the Investment Sub-Advisory Agreement between the Adviser and AER Advisors, Inc. for each of the AER Funds (the "AER Sub-Advisory Agreement"); and

•  the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for each of the Invesco Funds (the "Invesco Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Ltd.; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Trimark Ltd.

AER Advisors, Inc.; Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Ltd.; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Trimark Ltd. may be referred to herein each as a "Sub-Adviser" and collectively as the "Sub-Advisers."

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees also reviewed information on the performance of the Funds and their benchmark indices for the one-year and since-inception (November 20, 2008 for PowerShares Active U.S. Real Estate Fund and April 11, 2008 for each other Fund) periods ended December 31, 2010 and each Fund's Lipper peer group ranking (the 1st quartile being the

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

best performers and the 4th quartile being the worst performers) for the one-year and since-inception periods ended December 31, 2010. Based on the information provided, the Board noted that:

For the one-year period ended December 31, 2010

•  each Fund, other than PowerShares Active AlphaQ Fund, had underperformed its benchmark;

•  the performance of PowerShares Active AlphaQ Fund ranked in the 2nd quartile of its Lipper peer group;

•  the performance of each of PowerShares Active Low Duration Fund and PowerShares Active U.S. Real Estate Fund ranked in the 3rd quartile of its Lipper peer group;

•  the performance of each of PowerShares Active Mega Cap Fund and PowerShares Active Alpha Multi-Cap Fund ranked in the 4th quartile of its Lipper peer group.

For the since-inception period ended December 31, 2010

•  each Fund, other than PowerShares Active Mega Cap Fund, had underperformed its benchmark;

•  the performance of each of PowerShares Active AlphaQ Fund and PowerShares Active Mega Cap Fund ranked in the 1st quartile of its Lipper peer group;

•  the performance of PowerShares Active Low Duration Fund ranked in the 2nd quartile of its Lipper peer group;

•  the performance of PowerShares Active U.S. Real Estate Fund ranked in the 3rd quartile of its Lipper peer group;

•  the performance of PowerShares Active Alpha Multi-Cap Fund ranked in the 4th quartile of its Lipper peer group.

The Trustees considered the Adviser's explanation for the Funds' performance. In addition, with respect to the PowerShares Active Alpha Multi-Cap Fund, the Trustees considered the Sub-Adviser's explanation that the Fund underperformed its Lipper peer group and benchmark primarily because the Sub-Adviser's investment model has historically included a significant percentage of small- and mid-cap securities, whereas the Fund's benchmark and peer group focus on large-cap companies, as well the differences in sector allocation between the Fund and its benchmark and peer group. The Trustees also considered the Sub-Adviser's stated expectation that, over time, the Sub-Adviser's investment model will result in outperformance of the benchmark and peer group. The Trustees noted that with respect to the PowerShares Active Alpha Multi-Cap Fund, they requested that the Adviser perform a comprehensive review of the Sub-Adviser's investment process, the Fund's performance in light of the investment process employed by the Sub-Adviser and the market environment and the capacity of the Sub-Adviser, its scale of business and its resources.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time and effort that had been devoted to structuring the Trust, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging for service providers for the Funds. They noted that, unlike most of the other exchange-traded funds ("ETFs") for which the Adviser serves as investment adviser, the Funds are

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers. The Trustees also noted that the Adviser is responsible for overseeing each Fund's operations and management, including trade execution.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information prepared by the Adviser from Lipper Inc. databases on the expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.75% for each of PowerShares Active AlphaQ Fund, PowerShares Active Alpha Multi-Cap Fund and PowerShares Active Mega Cap Fund, 0.29% for PowerShares Active Low Duration Fund and 0.80% for PowerShares Active U.S. Real Estate Fund, and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that the advisory fee for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (the ETF peer group includes indexing ETFs as well as actively managed ETFs); and

•  higher than the median expense ratio of its open-end index peer funds (except for the advisory fee of PowerShares Active AlphaQ Fund, which was lower than the median expense ratio of its open-end index peer funds); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees reviewed the overall profitability of the Adviser and noted that the Adviser, to date, estimated that it had incurred a loss from its relationship with the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreements

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the AER Sub-Advisory Agreement and Invesco Sub-Advisory Agreement (the "Sub-Advisory Agreements") for the applicable Funds at a meeting held on April 14, 2011. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreements, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreements. With respect to the Invesco Sub-Advisory Agreement, the Board considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage each Fund's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel. The Trustees noted that, as discussed above, they had considered the Sub-Adviser's explanation of PowerShares Active Alpha Multi-Cap Fund's performance and that the Adviser would be performing a comprehensive review of the Sub-Adviser's investment process, the Fund's performance in light of the investment process employed by the Sub-Adviser and the market environment and the capacity of the Sub-Adviser, its scale of business and its resources.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to the Funds under the Sub-Advisory Agreements were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreements. The Trustees noted that AER Advisors, Inc. does not manage any other investment company assets so they could not compare the fee charged to the PowerShares Active AlphaQ Fund and the PowerShares Active Alpha Multi-Cap Fund to what AER Advisors, Inc. charges to other funds. The Trustees also noted the representation of AER Advisors, Inc. that it manages and generally charges higher fees to separately managed accounts with similar investment objectives and policies. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Invesco Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by each of AER Advisors, Inc. and Invesco Advisers, Inc. on the revenues it receives under the AER Sub-Advisory Agreement and Invesco Sub-Advisory Agreement, respectively. The Trustees reviewed information provided by AER Advisors, Inc. on its profitability as well as any profits or losses realized by the Sub-Adviser from its relationship to the AER Funds, and information provided by Invesco Advisers, Inc. on its profitability as well as any profits or

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

losses realized by the Sub-Adviser from its relationship to the Invesco Funds. The Trustees concluded that the estimated profitability to each Sub-Adviser of the sub-advisory services provided to any of the applicable Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the Funds, the Trustees considered the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationship with the Funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreements. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-SAR-10

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1)       Code of Ethics

Not required for a semi-annual report.

(a)(2)       Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)       Not Applicable.

(b)           Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	June 30, 2011

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan
Title:	Treasurer

Date:	June 30, 2011